Ordinary share (Tables)	12 Months Ended
Dec. 31, 2021
Ordinary share
Shares outstanding
	2021		2020

Shares issued	7,899,832	*	7,899,832	*
Less: shares under treasury stock	(167,700)		(167,700)

	7,732,132		7,732,132